Stock-Based Compensation - Restricted Share Units (Details) $ / shares in Units, shares in Thousands, $ in Millions	6 Months Ended
Jun. 30, 2017 USD ($) $ / shares shares
Performance-based restricted share units
Shares Granted
Outstanding at the beginning of the period (in shares) | shares	108
Awarded (in shares) | shares	155
Vested (in shares) | shares	(102)
Cancelled (in shares) | shares	(10)
Outstanding at the end of the period (in shares) | shares	151
Weighted-Average Grant Date Fair Value
Outstanding at the beginning of the period (in dollars per share) | $ / shares	$ 27.00
Awarded (in dollars per share) | $ / shares	50.45
Vested (in dollars per share) | $ / shares	27.00
Cancelled (in dollars per share) | $ / shares	34.74
Outstanding at the end of the period (in dollars per share) | $ / shares	$ 50.48
Unrecognized compensation cost | $	$ 5.0
Service-based restricted share units
Shares Granted
Outstanding at the beginning of the period (in shares) | shares	5,458
Awarded (in shares) | shares	406
Vested (in shares) | shares	(1,295)
Cancelled (in shares) | shares	(113)
Outstanding at the end of the period (in shares) | shares	4,456
Weighted-Average Grant Date Fair Value
Outstanding at the beginning of the period (in dollars per share) | $ / shares	$ 17.23
Awarded (in dollars per share) | $ / shares	51.61
Vested (in dollars per share) | $ / shares	17.00
Cancelled (in dollars per share) | $ / shares	17.32
Outstanding at the end of the period (in dollars per share) | $ / shares	$ 20.43
Unrecognized compensation cost | $	$ 76.3
Expected weighted-average recognition period for unrecognized compensation cost	2 years 8 months 12 days
Total fair value vested | $	$ 22.0